Risk management - Schedule of on-balance-sheet encumbered assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	€ 1,734,659	€ 1,595,835	€ 1,508,250
Encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	308,900
Encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	197,300
Encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	8,300
Fair value of assets	8,300
Encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	71,700
Fair value of assets	71,700
Encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	31,600
Non-encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	1,425,700
Non-encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	1,143,500
Non-encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	7,400
Fair value of assets	7,400
Non-encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	125,800
Fair value of assets	122,000
Non-encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	€ 152,800